TAXATION - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 3,449	$ (75,449)
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	104,022	5,904
Deferred income tax liabilities	(100,573)	(81,353)
Net deferred income tax asset (liability)	3,449	(75,449)
Accounting income not currently taxable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	53,612	24,782
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset (liability)	53,612	24,782
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(138,615)	(128,423)
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset (liability)	(138,615)	(128,423)
Investment tax credits taxable in future years when utilized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(4,781)	(5,332)
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset (liability)	(4,781)	(5,332)
Loss available for offset against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	63,446	9,537
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset (liability)	63,446	9,537
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	21,197	19,001
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset (liability)	21,197	19,001
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	8,590	4,986
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset (liability)	$ 8,590	$ 4,986